Lease Obligations - Schedule of Future Minimum Lease Payments for Operating and Finance Obligation (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
Remainder 2019	$ 158
2020	189
2021	138
2022	17
Total lease payments	502
Less: Interest	0
Present value of lease liabilities	502
Total lease payments	502
Finance Lease Liabilities, Payments, Due [Abstract]
Remainder 2019	2,282
2020	3,950
2021	0
2022	0
Total lease payments	6,232
Less: Interest	(658)
Present value of lease liabilities	5,574
Total lease payments	6,232
Lease liabilities [Abstract
Remainder 2019	2,440
2020	4,139
2021	138
2022	17
Total lease payments	6,734
Less: Interest	(658)
Present value of lease liabilities	6,076
Total lease payments	$ 6,734